Average Annual Total Returns (dei_DocumentInformationDocumentAxis, (Oppenheimer Global Fund))	0 Months Ended
	Jan. 28, 2013
Morgan Stanley Capital International (MSCI) All Country (AC) World Index
Average Annual Return:
1 Year	16.13%
5 Years	(1.16%)
10 Years	8.11%
MSCI World Index
Average Annual Return:
1 Year	15.83%	[1]
5 Years	(1.18%)	[1]
10 Years	7.51%	[1]
Class A
Average Annual Return:
1 Year	13.81%
5 Years	(0.27%)
10 Years	9.02%
Inception Date	Dec. 22, 1969
Class A | Return After Taxes on Distributions
Average Annual Return:
1 Year	13.39%
5 Years	(0.74%)
10 Years	8.46%
Class A | Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return:
1 Year	9.01%
5 Years	(0.38%)
10 Years	7.90%
Class B
Average Annual Return:
1 Year	14.73%
5 Years	(0.29%)
10 Years	9.15%
Inception Date	Aug. 17, 1993
Class C
Average Annual Return:
1 Year	18.88%
5 Years	0.17%
10 Years	8.85%
Inception Date	Oct. 02, 1995
Class N
Average Annual Return:
1 Year	19.34%
5 Years	0.60%
10 Years	9.28%
Inception Date	Mar. 01, 2001
Class Y
Average Annual Return:
1 Year	21.10%
5 Years	1.27%
10 Years	10.02%
Inception Date	Nov. 17, 1998

[1]	The Fund has changed its benchmark from the MSCI World Index to the MSCI AC World Index, which it believes is a more appropriate measure of the Fund's performance. The Fund will not show performance for the MSCI World Index in its next annual update.